LVIP SSGA S&P 500 Index Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.71%
Aerospace & Defense–2.22%
†Axon Enterprise, Inc.	16,100	$11,554,004
†Boeing Co.	163,689	35,328,997
General Dynamics Corp.	54,580	18,611,780
General Electric Co.	228,647	68,781,591
Howmet Aerospace, Inc.	88,660	17,397,752
Huntington Ingalls Industries, Inc.	8,500	2,447,235
L3Harris Technologies, Inc.	40,406	12,340,396
Lockheed Martin Corp.	44,102	22,016,159
Northrop Grumman Corp.	29,533	17,995,048
RTX Corp.	290,771	48,654,711
Textron, Inc.	38,822	3,280,071
TransDigm Group, Inc.	12,200	16,079,844
		274,487,588
Air Freight & Logistics–0.25%
CH Robinson Worldwide, Inc.	24,927	3,300,335
Expeditors International of Washington, Inc.	29,076	3,564,427
FedEx Corp.	47,603	11,225,263
United Parcel Service, Inc. Class B	160,524	13,408,570
		31,498,595
Automobile Components–0.03%
†Aptiv PLC	46,124	3,976,811
		3,976,811
Automobiles–2.36%
Ford Motor Co.	840,402	10,051,208
General Motors Co.	206,306	12,578,477
†Tesla, Inc.	605,900	269,455,848
		292,085,533
Banks–3.56%
Bank of America Corp.	1,469,601	75,816,716
Citigroup, Inc.	396,462	40,240,893
Citizens Financial Group, Inc.	95,400	5,071,464
Fifth Third Bancorp	142,867	6,364,725
Huntington Bancshares, Inc.	319,720	5,521,564
JPMorgan Chase & Co.	593,560	187,226,631
KeyCorp	194,794	3,640,700
M&T Bank Corp.	34,724	6,862,157
PNC Financial Services Group, Inc.	86,246	17,329,409
Regions Financial Corp.	193,214	5,095,053
Truist Financial Corp.	285,442	13,050,408
U.S. Bancorp	339,556	16,410,741
Wells Fargo & Co.	690,482	57,876,201
		440,506,662
Beverages–0.98%
Brown-Forman Corp. Class B	38,550	1,043,934
Coca-Cola Co.	834,897	55,370,369
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Constellation Brands, Inc. Class A	29,935	$4,031,346
Keurig Dr. Pepper, Inc.	299,900	7,650,449
Molson Coors Beverage Co. Class B	39,717	1,797,194
†Monster Beverage Corp.	154,402	10,392,799
PepsiCo, Inc.	294,875	41,412,245
		121,698,336
Biotechnology–1.57%
AbbVie, Inc.	381,049	88,228,086
Amgen, Inc.	115,857	32,694,845
†Biogen, Inc.	32,549	4,559,464
Gilead Sciences, Inc.	270,549	30,030,939
†Incyte Corp.	35,000	2,968,350
†Moderna, Inc.	76,700	1,981,161
Regeneron Pharmaceuticals, Inc.	21,762	12,236,120
†Vertex Pharmaceuticals, Inc.	55,700	21,814,348
		194,513,313
Broadline Retail–3.80%
†Amazon.com, Inc.	2,099,060	460,890,604
eBay, Inc.	99,944	9,089,907
		469,980,511
Building Products–0.50%
A.O. Smith Corp.	26,500	1,945,365
Allegion PLC	19,225	3,409,554
†Builders FirstSource, Inc.	23,300	2,825,125
Carrier Global Corp.	172,161	10,278,012
Johnson Controls International PLC	140,189	15,413,780
Lennox International, Inc.	7,000	3,705,520
Masco Corp.	46,421	3,267,574
Trane Technologies PLC	48,775	20,581,099
		61,426,029
Capital Markets–3.47%
Ameriprise Financial, Inc.	20,682	10,160,033
Bank of New York Mellon Corp.	151,203	16,475,079
Blackrock, Inc.	30,991	36,131,477
Blackstone, Inc.	158,600	27,096,810
Cboe Global Markets, Inc.	22,900	5,616,225
Charles Schwab Corp.	371,525	35,469,492
CME Group, Inc.	78,253	21,143,178
†Coinbase Global, Inc. Class A	48,900	16,503,261
FactSet Research Systems, Inc.	8,300	2,377,867
Franklin Resources, Inc.	67,456	1,560,257
Goldman Sachs Group, Inc.	65,286	51,990,506
Interactive Brokers Group, Inc. Class A	95,100	6,543,831
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	125,330	$21,115,598
Invesco Ltd.	98,739	2,265,073
KKR & Co., Inc.	146,900	19,089,655
Moody's Corp.	33,542	15,982,092
Morgan Stanley	261,288	41,534,341
MSCI, Inc.	17,000	9,645,970
Nasdaq, Inc.	91,331	8,078,227
Northern Trust Corp.	42,784	5,758,726
Raymond James Financial, Inc.	40,050	6,912,630
†Robinhood Markets, Inc. Class A	166,200	23,796,516
S&P Global, Inc.	67,237	32,724,920
State Street Corp.	61,190	7,098,652
T. Rowe Price Group, Inc.	48,035	4,930,312
		430,000,728
Chemicals–1.09%
Air Products & Chemicals, Inc.	48,999	13,363,007
Albemarle Corp.	25,300	2,051,324
CF Industries Holdings, Inc.	34,290	3,075,813
Corteva, Inc.	146,927	9,936,673
Dow, Inc.	152,227	3,490,565
DuPont de Nemours, Inc.	91,849	7,155,037
Eastman Chemical Co.	26,527	1,672,528
Ecolab, Inc.	55,557	15,214,840
International Flavors & Fragrances, Inc.	55,504	3,415,716
Linde PLC	101,080	48,013,000
LyondellBasell Industries NV Class A	56,280	2,759,971
Mosaic Co.	72,847	2,526,334
PPG Industries, Inc.	48,756	5,124,743
Sherwin-Williams Co.	49,948	17,294,995
		135,094,546
Commercial Services & Supplies–0.49%
Cintas Corp.	74,132	15,216,334
†Copart, Inc.	194,700	8,755,659
Republic Services, Inc.	44,737	10,266,247
Rollins, Inc.	63,625	3,737,332
Veralto Corp.	54,467	5,806,727
Waste Management, Inc.	79,271	17,505,415
		61,287,714
Communications Equipment–0.90%
†Arista Networks, Inc.	223,500	32,566,185
Cisco Systems, Inc.	853,624	58,404,954
†F5, Inc.	12,396	4,006,263
Motorola Solutions, Inc.	36,202	16,554,813
		111,532,215
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.16%
EMCOR Group, Inc.	9,500	$6,170,630
Quanta Services, Inc.	31,987	13,256,053
		19,426,683
Construction Materials–0.14%
Martin Marietta Materials, Inc.	13,100	8,256,668
Vulcan Materials Co.	29,263	9,001,884
		17,258,552
Consumer Finance–0.60%
American Express Co.	116,850	38,812,896
Capital One Financial Corp.	138,801	29,506,317
Synchrony Financial	78,768	5,596,466
		73,915,679
Consumer Staples Distribution & Retail–1.79%
Costco Wholesale Corp.	95,648	88,534,658
Dollar General Corp.	48,829	5,046,477
†Dollar Tree, Inc.	44,683	4,216,735
Kroger Co.	135,446	9,130,415
Sysco Corp.	104,118	8,573,076
Target Corp.	97,638	8,758,129
Walmart, Inc.	949,385	97,843,618
		222,103,108
Containers & Packaging–0.20%
Amcor PLC	504,408	4,126,058
Avery Dennison Corp.	17,243	2,796,297
Ball Corp.	59,156	2,982,646
International Paper Co.	116,601	5,410,286
Packaging Corp. of America	19,600	4,271,428
Smurfit WestRock PLC	108,318	4,611,097
		24,197,812
Distributors–0.06%
Genuine Parts Co.	30,341	4,205,263
LKQ Corp.	57,400	1,752,996
Pool Corp.	6,700	2,077,469
		8,035,728
Diversified Telecommunication Services–0.68%
AT&T, Inc.	1,540,440	43,502,026
Verizon Communications, Inc.	917,458	40,322,279
		83,824,305
Electric Utilities–1.51%
Alliant Energy Corp.	57,600	3,882,816
American Electric Power Co., Inc.	116,878	13,148,775
Constellation Energy Corp.	68,018	22,382,683
Duke Energy Corp.	168,648	20,870,190
Edison International	85,204	4,710,077
Entergy Corp.	95,244	8,875,788
LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Evergy, Inc.	51,999	$3,952,964
Eversource Energy	79,974	5,689,350
Exelon Corp.	221,556	9,972,236
FirstEnergy Corp.	109,106	4,999,237
NextEra Energy, Inc.	447,632	33,791,740
NRG Energy, Inc.	41,955	6,794,612
PG&E Corp.	483,700	7,294,196
Pinnacle West Capital Corp.	24,883	2,231,010
PPL Corp.	157,698	5,860,058
Southern Co.	238,626	22,614,586
Xcel Energy, Inc.	126,577	10,208,435
		187,278,753
Electrical Equipment–0.88%
AMETEK, Inc.	49,700	9,343,600
Eaton Corp. PLC	83,717	31,331,087
Emerson Electric Co.	122,930	16,125,957
GE Vernova, Inc.	58,561	36,009,159
†Generac Holdings, Inc.	13,300	2,226,420
Hubbell, Inc.	11,800	5,077,658
Rockwell Automation, Inc.	24,590	8,594,943
		108,708,824
Electronic Equipment, Instruments & Components–0.73%
Amphenol Corp. Class A	262,928	32,537,340
CDW Corp.	29,400	4,682,832
Corning, Inc.	168,960	13,859,789
Jabil, Inc.	23,100	5,016,627
†Keysight Technologies, Inc.	37,900	6,629,468
TE Connectivity PLC	64,011	14,052,335
†Teledyne Technologies, Inc.	10,097	5,917,246
†Trimble, Inc.	50,600	4,131,490
†Zebra Technologies Corp. Class A	11,000	3,268,760
		90,095,887
Energy Equipment & Services–0.21%
Baker Hughes Co.	213,397	10,396,702
Halliburton Co.	191,637	4,714,270
Schlumberger NV	309,273	10,629,713
		25,740,685
Entertainment–1.55%
Electronic Arts, Inc.	49,479	9,979,914
†Live Nation Entertainment, Inc.	32,700	5,343,180
†Netflix, Inc.	91,700	109,940,964
†Take-Two Interactive Software, Inc.	36,500	9,430,140
TKO Group Holdings, Inc.	14,700	2,968,812
Walt Disney Co.	387,335	44,349,858
†Warner Bros Discovery, Inc.	500,613	9,776,972
		191,789,840
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–4.00%
Apollo Global Management, Inc.	98,800	$13,167,076
†Berkshire Hathaway, Inc. Class B	395,869	199,019,181
†Block, Inc.	122,300	8,838,621
†Corpay, Inc.	15,700	4,522,542
Fidelity National Information Services, Inc.	114,089	7,523,029
†Fiserv, Inc.	116,524	15,023,439
Global Payments, Inc.	53,745	4,465,134
Jack Henry & Associates, Inc.	16,100	2,397,773
Mastercard, Inc. Class A	178,120	101,316,437
†PayPal Holdings, Inc.	204,644	13,723,427
Visa, Inc. Class A	366,628	125,159,467
		495,156,126
Food Products–0.52%
Archer-Daniels-Midland Co.	106,423	6,357,710
Bunge Global SA	29,500	2,396,875
Campbell's Co.	46,050	1,454,259
Conagra Brands, Inc.	104,552	1,914,347
General Mills, Inc.	120,012	6,051,005
Hershey Co.	32,030	5,991,211
Hormel Foods Corp.	64,172	1,587,615
J.M. Smucker Co.	23,847	2,589,784
Kellanova	58,777	4,820,890
Kraft Heinz Co.	189,624	4,937,809
Lamb Weston Holdings, Inc.	33,600	1,951,488
McCormick & Co., Inc.	54,538	3,649,138
Mondelez International, Inc. Class A	280,708	17,535,829
Tyson Foods, Inc. Class A	63,150	3,429,045
		64,667,005
Gas Utilities–0.05%
Atmos Energy Corp.	34,900	5,959,175
		5,959,175
Ground Transportation–0.90%
CSX Corp.	405,712	14,406,833
JB Hunt Transport Services, Inc.	17,500	2,347,975
Norfolk Southern Corp.	48,632	14,609,539
Old Dominion Freight Line, Inc.	41,200	5,800,136
†Uber Technologies, Inc.	449,200	44,008,124
Union Pacific Corp.	127,502	30,137,648
		111,310,255
Health Care Equipment & Supplies–2.04%
Abbott Laboratories	375,080	50,238,215
†Align Technology, Inc.	14,400	1,803,168
Baxter International, Inc.	113,522	2,584,896
Becton Dickinson & Co.	63,113	11,812,860
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Boston Scientific Corp.	321,687	$31,406,302
†Cooper Cos., Inc.	43,600	2,989,216
†Dexcom, Inc.	85,400	5,746,566
†Edwards Lifesciences Corp.	127,248	9,896,077
GE HealthCare Technologies, Inc.	99,949	7,506,170
†Hologic, Inc.	50,100	3,381,249
†IDEXX Laboratories, Inc.	17,400	11,116,686
†Insulet Corp.	15,300	4,723,569
†Intuitive Surgical, Inc.	78,007	34,887,071
Medtronic PLC	278,596	26,533,483
ResMed, Inc.	32,100	8,786,733
†Solventum Corp.	30,470	2,224,310
STERIS PLC	21,700	5,369,448
Stryker Corp.	74,712	27,618,785
Zimmer Biomet Holdings, Inc.	43,290	4,264,065
		252,888,869
Health Care Providers & Services–1.67%
Cardinal Health, Inc.	51,761	8,124,407
Cencora, Inc.	41,478	12,963,119
†Centene Corp.	110,574	3,945,280
Cigna Group	58,102	16,747,902
CVS Health Corp.	274,242	20,675,104
†DaVita, Inc.	9,328	1,239,411
Elevance Health, Inc.	49,588	16,022,875
HCA Healthcare, Inc.	35,100	14,959,620
†Henry Schein, Inc.	20,500	1,360,585
Humana, Inc.	26,632	6,928,847
Labcorp Holdings, Inc.	18,747	5,381,514
McKesson Corp.	27,094	20,931,199
†Molina Healthcare, Inc.	12,000	2,296,320
Quest Diagnostics, Inc.	23,911	4,556,958
UnitedHealth Group, Inc.	195,246	67,418,444
Universal Health Services, Inc. Class B	13,300	2,719,052
		206,270,637
Health Care REITs–0.31%
Alexandria Real Estate Equities, Inc.	33,900	2,825,226
Healthpeak Properties, Inc.	160,323	3,070,186
Ventas, Inc.	97,095	6,795,679
Welltower, Inc.	143,701	25,598,896
		38,289,987
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	131,151	2,232,190
		2,232,190
Hotels, Restaurants & Leisure–1.88%
†Airbnb, Inc. Class A	95,100	11,547,042
Booking Holdings, Inc.	6,975	37,659,908
†Carnival Corp.	232,791	6,729,988
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chipotle Mexican Grill, Inc.	294,100	$11,525,779
Darden Restaurants, Inc.	25,430	4,840,855
Domino's Pizza, Inc.	6,500	2,806,115
†DoorDash, Inc. Class A	79,500	21,623,205
Expedia Group, Inc.	25,949	5,546,599
Hilton Worldwide Holdings, Inc.	51,900	13,464,936
Las Vegas Sands Corp.	64,400	3,464,076
Marriott International, Inc. Class A	49,127	12,794,636
McDonald's Corp.	153,718	46,713,363
†MGM Resorts International	46,900	1,625,554
†Norwegian Cruise Line Holdings Ltd.	100,100	2,465,463
Royal Caribbean Cruises Ltd.	53,500	17,311,530
Starbucks Corp.	246,106	20,820,568
Wynn Resorts Ltd.	19,750	2,533,332
Yum! Brands, Inc.	60,224	9,154,048
		232,626,997
Household Durables–0.30%
DR Horton, Inc.	59,874	10,146,847
Garmin Ltd.	33,924	8,352,767
Lennar Corp. Class A	50,743	6,395,648
†Mohawk Industries, Inc.	12,200	1,572,824
†NVR, Inc.	650	5,222,529
PulteGroup, Inc.	44,741	5,911,628
		37,602,243
Household Products–0.88%
Church & Dwight Co., Inc.	55,300	4,845,939
Clorox Co.	27,685	3,413,560
Colgate-Palmolive Co.	175,052	13,993,657
Kimberly-Clark Corp.	72,731	9,043,373
Procter & Gamble Co.	505,231	77,628,743
		108,925,272
Independent Power and Renewable Electricity Producers–0.12%
AES Corp.	151,515	1,993,937
Vistra Corp.	68,200	13,361,744
		15,355,681
Industrial Conglomerates–0.38%
3M Co.	114,283	17,734,436
Honeywell International, Inc.	136,572	28,748,406
		46,482,842
Industrial REITs–0.19%
Prologis, Inc.	201,422	23,066,847
		23,066,847
Insurance–1.88%
Aflac, Inc.	106,022	11,842,657
Allstate Corp.	57,172	12,271,970
LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American International Group, Inc.	118,044	$9,271,176
Aon PLC Class A	46,754	16,671,541
Arch Capital Group Ltd.	83,000	7,530,590
Arthur J Gallagher & Co.	55,900	17,314,466
Assurant, Inc.	11,616	2,516,026
Brown & Brown, Inc.	62,000	5,814,980
Chubb Ltd.	80,946	22,847,008
Cincinnati Financial Corp.	34,375	5,434,688
Erie Indemnity Co. Class A	5,400	1,718,064
Everest Group Ltd.	9,500	3,327,185
Globe Life, Inc.	18,579	2,656,240
Hartford Insurance Group, Inc.	62,689	8,362,086
Loews Corp.	38,908	3,905,974
Marsh & McLennan Cos., Inc.	106,769	21,517,157
MetLife, Inc.	122,715	10,108,035
Principal Financial Group, Inc.	46,433	3,849,760
Progressive Corp.	127,418	31,465,875
Prudential Financial, Inc.	78,025	8,094,313
Travelers Cos., Inc.	48,206	13,460,079
W.R. Berkley Corp.	65,650	5,030,103
Willis Towers Watson PLC	21,401	7,392,975
		232,402,948
Interactive Media & Services–7.24%
Alphabet, Inc. Class A	2,264,360	550,919,633
Match Group, Inc.	52,300	1,847,236
Meta Platforms, Inc. Class A	468,400	343,983,592
		896,750,461
IT Services–0.93%
Accenture PLC Class A	134,067	33,060,922
†Akamai Technologies, Inc.	32,203	2,439,699
Cognizant Technology Solutions Corp. Class A	105,716	7,090,372
†EPAM Systems, Inc.	12,100	1,824,559
†Gartner, Inc.	17,100	4,495,077
†GoDaddy, Inc. Class A	31,400	4,296,462
International Business Machines Corp.	202,363	57,098,744
VeriSign, Inc.	17,887	5,000,669
		115,306,504
Leisure Products–0.02%
Hasbro, Inc.	30,584	2,319,796
		2,319,796
Life Sciences Tools & Services–0.82%
Agilent Technologies, Inc.	63,037	8,090,799
Bio-Techne Corp.	34,600	1,924,798
†Charles River Laboratories International, Inc.	11,300	1,767,998
Danaher Corp.	137,001	27,161,818
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†IQVIA Holdings, Inc.	36,400	$6,913,816
†Mettler-Toledo International, Inc.	4,500	5,524,245
Revvity, Inc.	27,475	2,408,184
Thermo Fisher Scientific, Inc.	81,353	39,457,832
†Waters Corp.	13,316	3,992,270
West Pharmaceutical Services, Inc.	15,700	4,118,581
		101,360,341
Machinery–1.51%
Caterpillar, Inc.	100,881	48,135,369
Cummins, Inc.	29,657	12,526,227
Deere & Co.	54,100	24,737,766
Dover Corp.	29,751	4,963,359
Fortive Corp.	75,171	3,682,627
IDEX Corp.	16,700	2,718,092
Illinois Tool Works, Inc.	57,719	15,050,807
Ingersoll Rand, Inc.	76,581	6,327,122
Nordson Corp.	12,300	2,791,485
Otis Worldwide Corp.	86,580	7,916,010
PACCAR, Inc.	113,332	11,142,802
Parker-Hannifin Corp.	27,982	21,214,553
Pentair PLC	37,294	4,130,684
Snap-on, Inc.	11,575	4,011,085
Stanley Black & Decker, Inc.	34,140	2,537,626
Westinghouse Air Brake Technologies Corp.	37,709	7,559,523
Xylem, Inc.	52,773	7,784,018
		187,229,155
Media–0.40%
†Charter Communications, Inc. Class A	20,700	5,694,674
Comcast Corp. Class A	791,744	24,876,596
Fox Corp. Class A	73,185	4,459,452
Interpublic Group of Cos., Inc.	78,080	2,179,213
News Corp. Class A	108,190	3,417,747
Omnicom Group, Inc.	43,697	3,562,616
Paramount Skydance Corp.	45,287	856,830
†Trade Desk, Inc. Class A	98,800	4,842,188
		49,889,316
Metals & Mining–0.35%
Freeport-McMoRan, Inc.	312,661	12,262,564
Newmont Corp.	235,732	19,874,565
Nucor Corp.	50,043	6,777,324
Steel Dynamics, Inc.	30,600	4,266,558
		43,181,011
Multi-Utilities–0.62%
Ameren Corp.	58,701	6,127,210
CenterPoint Energy, Inc.	141,235	5,479,918
LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
CMS Energy Corp.	65,938	$4,830,618
Consolidated Edison, Inc.	77,012	7,741,246
Dominion Energy, Inc.	184,652	11,295,163
DTE Energy Co.	45,592	6,448,077
NiSource, Inc.	103,595	4,485,664
Public Service Enterprise Group, Inc.	110,589	9,229,758
Sempra	140,976	12,685,020
WEC Energy Group, Inc.	70,158	8,039,405
		76,362,079
Office REITs–0.02%
BXP, Inc.	33,712	2,506,150
		2,506,150
Oil, Gas & Consumable Fuels–2.67%
APA Corp.	76,326	1,853,195
Chevron Corp.	414,971	64,440,847
ConocoPhillips	268,467	25,394,294
Coterra Energy, Inc.	162,596	3,845,395
Devon Energy Corp.	144,214	5,056,143
Diamondback Energy, Inc.	41,500	5,938,650
EOG Resources, Inc.	119,702	13,420,988
EQT Corp.	130,500	7,103,115
Expand Energy Corp.	46,500	4,940,160
Exxon Mobil Corp.	919,894	103,718,048
Kinder Morgan, Inc.	417,481	11,818,887
Marathon Petroleum Corp.	66,230	12,765,170
Occidental Petroleum Corp.	151,438	7,155,446
ONEOK, Inc.	137,177	10,009,806
Phillips 66	88,571	12,047,427
Targa Resources Corp.	48,100	8,058,674
Texas Pacific Land Corp.	4,200	3,921,288
Valero Energy Corp.	67,445	11,483,186
Williams Cos., Inc.	268,718	17,023,285
		329,994,004
Passenger Airlines–0.15%
Delta Air Lines, Inc.	142,200	8,069,850
Southwest Airlines Co.	122,181	3,898,796
†United Airlines Holdings, Inc.	72,000	6,948,000
		18,916,646
Personal Care Products–0.09%
Estee Lauder Cos., Inc. Class A	51,667	4,552,896
Kenvue, Inc.	426,071	6,915,132
		11,468,028
Pharmaceuticals–2.75%
Bristol-Myers Squibb Co.	441,566	19,914,626
Eli Lilly & Co.	171,528	130,875,864
Johnson & Johnson	519,552	96,335,332
Merck & Co., Inc.	538,081	45,161,138
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	1,236,048	$31,494,503
Viatris, Inc.	253,051	2,505,205
Zoetis, Inc.	96,921	14,181,481
		340,468,149
Professional Services–0.56%
Automatic Data Processing, Inc.	87,068	25,554,458
Broadridge Financial Solutions, Inc.	25,500	6,073,335
†Dayforce, Inc.	34,100	2,349,149
Equifax, Inc.	27,418	7,033,540
Jacobs Solutions, Inc.	25,534	3,826,525
Leidos Holdings, Inc.	28,300	5,347,568
Paychex, Inc.	70,376	8,920,862
Paycom Software, Inc.	10,000	2,081,400
Verisk Analytics, Inc.	30,000	7,545,300
		68,732,137
Real Estate Management & Development–0.15%
†CBRE Group, Inc. Class A	64,476	10,158,839
†CoStar Group, Inc.	92,600	7,812,662
		17,971,501
Residential REITs–0.22%
AvalonBay Communities, Inc.	31,548	6,094,127
Camden Property Trust	23,500	2,509,330
Equity Residential	75,942	4,915,726
Essex Property Trust, Inc.	13,900	3,720,474
Invitation Homes, Inc.	125,600	3,683,848
Mid-America Apartment Communities, Inc.	26,600	3,716,818
UDR, Inc.	66,400	2,474,064
		27,114,387
Retail REITs–0.26%
Federal Realty Investment Trust	16,200	1,641,222
Kimco Realty Corp.	153,145	3,346,218
Realty Income Corp.	193,700	11,775,023
Regency Centers Corp.	36,900	2,690,010
Simon Property Group, Inc.	70,648	13,258,510
		32,710,983
Semiconductors & Semiconductor Equipment–13.72%
†Advanced Micro Devices, Inc.	349,783	56,591,392
Analog Devices, Inc.	107,723	26,467,541
Applied Materials, Inc.	172,653	35,348,975
Broadcom, Inc.	1,015,650	335,073,091
†First Solar, Inc.	22,900	5,050,137
†Intel Corp.	951,528	31,923,764
KLA Corp.	28,721	30,978,471
Lam Research Corp.	272,400	36,474,360
Microchip Technology, Inc.	118,806	7,629,721
Micron Technology, Inc.	240,959	40,317,260
LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	10,400	$9,574,656
NVIDIA Corp.	5,277,500	984,675,950
NXP Semiconductors NV	54,500	12,411,285
†ON Semiconductor Corp.	88,500	4,363,935
QUALCOMM, Inc.	232,224	38,632,785
Skyworks Solutions, Inc.	31,500	2,424,870
Teradyne, Inc.	35,500	4,886,220
Texas Instruments, Inc.	197,624	36,309,458
		1,699,133,871
Software–11.35%
†Adobe, Inc.	91,300	32,206,075
†AppLovin Corp. Class A	58,300	41,890,882
†Autodesk, Inc.	46,303	14,709,074
†Cadence Design Systems, Inc.	59,600	20,935,096
†Crowdstrike Holdings, Inc. Class A	54,500	26,725,710
†Datadog, Inc. Class A	70,400	10,024,960
†Fair Isaac Corp.	5,100	7,632,303
†Fortinet, Inc.	140,300	11,796,424
Gen Digital, Inc.	117,925	3,347,891
Intuit, Inc.	60,040	41,001,916
Microsoft Corp.	1,607,688	832,701,999
Oracle Corp.	357,578	100,565,237
†Palantir Technologies, Inc. Class A	490,500	89,477,010
†Palo Alto Networks, Inc.	143,800	29,280,556
†PTC, Inc.	26,200	5,319,124
Roper Technologies, Inc.	23,664	11,801,000
Salesforce, Inc.	206,036	48,830,532
†ServiceNow, Inc.	45,000	41,412,600
†Synopsys, Inc.	40,058	19,764,217
†Tyler Technologies, Inc.	9,600	5,022,336
†Workday, Inc. Class A	47,000	11,314,310
		1,405,759,252
Specialized REITs–0.78%
American Tower Corp.	101,603	19,540,289
Crown Castle, Inc.	96,465	9,307,908
Digital Realty Trust, Inc.	68,400	11,824,992
Equinix, Inc.	21,442	16,794,232
Extra Space Storage, Inc.	46,400	6,539,616
Iron Mountain, Inc.	64,800	6,605,712
Public Storage	34,751	10,037,826
SBA Communications Corp.	23,700	4,582,395
VICI Properties, Inc.	229,900	7,497,039
Weyerhaeuser Co.	160,207	3,971,532
		96,701,541
Specialty Retail–1.78%
†AutoZone, Inc.	3,627	15,560,700
Best Buy Co., Inc.	42,877	3,242,359
†CarMax, Inc.	35,509	1,593,289
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot, Inc.	214,585	$86,947,696
Lowe's Cos., Inc.	121,497	30,533,411
†O'Reilly Automotive, Inc.	182,155	19,638,131
Ross Stores, Inc.	72,426	11,036,998
TJX Cos., Inc.	242,292	35,020,886
Tractor Supply Co.	113,700	6,466,119
†Ulta Beauty, Inc.	10,000	5,467,500
Williams-Sonoma, Inc.	27,200	5,316,240
		220,823,329
Technology Hardware, Storage & Peripherals–7.02%
Apple, Inc.	3,209,856	817,325,633
Dell Technologies, Inc. Class C	66,300	9,399,351
Hewlett Packard Enterprise Co.	286,676	7,040,763
HP, Inc.	201,176	5,478,022
NetApp, Inc.	44,943	5,323,948
Seagate Technology Holdings PLC	44,072	10,403,636
†Super Micro Computer, Inc.	111,000	5,321,340
Western Digital Corp.	75,534	9,068,612
		869,361,305
Textiles, Apparel & Luxury Goods–0.27%
†Deckers Outdoor Corp.	33,600	3,406,032
†Lululemon Athletica, Inc.	24,700	4,394,871
NIKE, Inc. Class B	254,968	17,778,919
Ralph Lauren Corp.	8,872	2,781,904
Tapestry, Inc.	45,734	5,178,003
		33,539,729
Tobacco–0.63%
Altria Group, Inc.	361,001	23,847,726
Philip Morris International, Inc.	335,516	54,420,695
		78,268,421
Trading Companies & Distributors–0.28%
Fastenal Co.	247,912	12,157,604
United Rentals, Inc.	14,100	13,460,706
WW Grainger, Inc.	9,453	9,008,331
		34,626,641
Water Utilities–0.05%
American Water Works Co., Inc.	43,300	6,026,927
		6,026,927
Wireless Telecommunication Services–0.20%
T-Mobile U.S., Inc.	104,215	24,946,987
		24,946,987
Total Common Stock (Cost $2,740,114,189)		12,345,170,162

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	32,898,845	$32,898,845
Total Money Market Fund (Cost $32,898,845)		32,898,845

TOTAL INVESTMENTS–99.97% (Cost $2,773,013,034)	$12,378,069,007
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	3,169,763
NET ASSETS APPLICABLE TO 373,426,009 SHARES OUTSTANDING–100.00%	$12,381,238,770

†Non-income producing.

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
127	CME E-mini S&P 500 Index Futures	$42,791,063	$42,328,946	12/19/25	$462,117	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA S&P 500 Index Fund–8